OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Payroll and related expenses	$ 14,123	$ 14,485
Income taxes including the provision for uncertain tax positions	1,248	650
Professional services	1,617	1,748
Warranties	5,554	4,985
VAT, sales and consumptions taxes	911	1,137
Commissions (external)	790	617
Royalties	698	1,413
Fair value of financial derivatives	1,042	808
Accrued expenses	9,739	13,570
Total other accounts payable and accrued expenses	$ 35,722	$ 39,413